Inventories - Schedule of Inventories (Details) - USD ($)		Sep. 30, 2025	Mar. 31, 2025
Schedule of Inventories [Abstract]
Raw materials		$ 941,855	$ 813,306
Finished goods		212,370	223,854
Work in process		146,360	158,182
Inventory in transit	[1]	615,932	566,538
Inventories		$ 1,916,517	$ 1,761,880

[1]	Inventory in transit represents products shipped but not received by customers as of the condensed consolidated balance sheet dates, primarily under Delivered Duty Paid and other contractually agreed delivery terms, under which control of the goods does not transfer to customers until delivery is accepted.